PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 28, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6. PROPERTY AND EQUIPMENT

	December 28, 2013	December 29, 2012
	(In thousands)
Furniture and fixtures	$1,703	$1,620
Software and computer equipment	5,289	4,974
Leasehold improvements	1,537	1,410
	8,529	8,004
Less: Accumulated depreciation and amortization	7,327	6,649
	$1,202	$1,355

Depreciation and amortization expense on property and equipment was $670,000 and $767,000 for fiscal years 2013 and 2012, respectively.